INCOME TAXES - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income tax expenses	¥ 697	$ 101	¥ (3,154)	¥ 12,231
Applicable tax rate	21.00%	21.00%
Applicable state tax rate	8.25%	8.25%
Withholding Tax			(3,154)	12,231
Payment of withholding taxes to tax authorities			9,077
I MOB other subsidiaries
Applicable tax rate	25.00%	25.00%
HONG KONG
Income tax expenses	¥ 697		¥ 0	¥ 0
Applicable tax rate	16.50%	16.50%
PRC
Operating loss	¥ 3,834,455
CN
Applicable tax rate	25.00%	25.00%
Preferential income tax rate	15.00%	15.00%